GOLDMAN SACHS TRUST II

Institutional Shares of the

Goldman Sachs Multi-Manager Real Assets Strategy Fund

(the “Fund”)

Supplement dated May 17, 2016 to the

Prospectus dated February 26, 2016, as supplemented

Effective May 16, 2016, Prudential Real Estate Investors (“PREI”), a business unit of PGIM, Inc., changed its name to PGIM Real Estate (“PRE”). Accordingly, all references in the Fund’s Prospectus to “Prudential Real Estate Investors” are hereby changed to “PGIM Real Estate” and all references to “PREI” are hereby changed to “PRE.”

This Supplement should be retained with your Prospectus for future reference.

SMAC3NMECHG 05-16